SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2012
SHORT-TERM INVESTMENTS [Abstract]
Schedule of Short-Term Investments

As of December 31, 2011 and 2012, the Group held the following short term investments:

	As of December 31,
	2011	2012
	RMB	RMB

Available-for-sale investments	17,648	15,575
Held to maturity investments	17,000	-
Equity method investment	-	8,000

	34,648	23,575

Schedule of Unrealized Gains and Losses

The following table provides additional information on the unrealized gains and losses of the available-for-sale as of December 31, 2011 and 2012, respectively.

	As of December 31,
	2011				2012
			Accumulated	Net			Accumulated	Net
		Exchange	unrealized	carrying		Exchange	unrealized	carrying
	Cost	difference	(loss) gains	amount	Cost	difference	(loss) gains	amount
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB

Available-for-sale Corporate Bonds	19,110	(1,334)	(128)	17,648	15,939	(1,483)	1,119	15,575

Total	19,110	(1,334)	(128)	17,648	15,939	(1,483)	1,119	15,575